Financing Receivables	12 Months Ended
Dec. 31, 2018
Financing Receivables
Financing Receivables

NOTE F. FINANCING RECEIVABLES

Financing receivables primarily consist of investment in sales-type and direct financing leases, commercial financing receivables and client loan and installment payment receivables (loans). Investment in sales-type and direct financing leases relates principally to the company’s systems products and are for terms ranging generally from two to six years. Commercial financing receivables relate primarily to inventory and accounts receivable financing for dealers and remarketers of IBM and OEM products. Payment terms for inventory and accounts receivable financing generally range from 30 to 90 days. Client loan and installment payment receivables (loans) are provided primarily to clients to finance the purchase of hardware, software and services. Payment terms on these financing arrangements are generally for terms up to seven years. Client loans and installment payment financing contracts are priced independently at competitive market rates.

A summary of the components of the company’s financing receivables is presented as follows:

($ in millions)

			Client Loan and
	Investment in		Installment
	Sales-Type and	Commercial	Payment
	Direct Financing	Financing	Receivables/
At December 31, 2018:	Leases	Receivables	(Loans)	Total
Financing receivables, gross	$6,846	$11,889	$13,614	$32,348
Unearned income	(526)	(37)	(632)	(1,195)

Recorded investment	$6,320	$11,852	$12,981	$31,153

Allowance for credit losses	(99)	(13)	(179)	(292)
Unguaranteed residual value	589	—	—	589
Guaranteed residual value	85	—	—	85

Total financing receivables, net	$6,895	$11,838	$12,802	$31,536

Current portion	$2,834	$11,838	$7,716	$22,388
Noncurrent portion	$4,061	$—	$5,086	$9,148

($ in millions)

			Client Loan and
	Investment in		Installment
	Sales-Type and	Commercial	Payment
	Direct Financing	Financing	Receivables/
At December 31, 2017:	Leases	Receivables	(Loans)	Total
Financing receivables, gross	$7,128	$11,649	$13,311	$32,087
Unearned income	(535)	(32)	(644)	(1,210)

Recorded investment	$6,593	$11,617	$12,667	$30,877

Allowance for credit losses	(103)	(21)	(211)	(336)
Unguaranteed residual value	630	—	—	630
Guaranteed residual value	100	—	—	100

Total financing receivables, net	$7,220	$11,596	$12,456	$31,272

Current portion	$2,900	$11,596	$7,226	$21,721
Noncurrent portion	$4,320	$—	$5,230	$9,550

Scheduled maturities of minimum lease payments outstanding at December 31, 2018, expressed as a percentage of the total, are approximately: 2019, 44 percent; 2020, 26 percent; 2021, 18 percent; 2022, 9 percent; and 2023 and beyond, 3 percent.

The company utilizes certain of its financing receivables as collateral for nonrecourse borrowings. Financing receivables pledged as collateral for borrowings were $710 million and $773 million at December 31, 2018 and 2017, respectively. These borrowings are included in note J, “Borrowings,” on pages 108 to 111.

The company did not have any financing receivables held for sale as of December 31, 2018 and 2017.

Financing Receivables by Portfolio Segment

The following tables present the recorded investment by portfolio segment and by class, excluding commercial financing receivables and other miscellaneous financing receivables at December 31, 2018 and 2017. Commercial financing receivables are excluded from the presentation of financing receivables by portfolio segment, as they are short term in nature and the current estimated risk of loss and resulting impact to the company’s financing results are not material. The company determines its allowance for credit losses based on two portfolio segments: lease receivables and loan receivables, and further segments the portfolio into three classes: Americas, Europe/Middle East/Africa (EMEA) and Asia Pacific.

($ in millions)

At December 31, 2018:	Americas	EMEA	Asia Pacific	Total
Recorded investment:
Lease receivables	$3,827	$1,341	$1,152	$6,320
Loan receivables	6,817	3,675	2,489	12,981

Ending balance	$10,644	$5,016	$3,641	$19,301

Recorded investment, collectively evaluated for impairment	$10,498	$4,964	$3,590	$19,052
Recorded investment, individually evaluated for impairment	$146	$52	$51	$249
Allowance for credit losses
Beginning balance at January 1, 2018
Lease receivables	$63	$9	$31	$103
Loan receivables	108	52	51	211

Total	$172	$61	$82	$314

Write-offs	(10)	(2)	(23)	(35)
Recoveries	0	0	2	2
Provision	7	9	0	16
Other*	(11)	(3)	(4)	(19)

Ending balance at December 31, 2018	$158	$65	$56	$279

Lease receivables	$53	$22	$24	$99
Loan receivables	$105	$43	$32	$179
Related allowance, collectively evaluated for impairment	$39	$16	$5	$59
Related allowance, individually evaluated for impairment	$119	$49	$51	$219

* Primarily represents translation adjustments.

Write-offs of lease receivables and loan receivables were $15 million and $20 million, respectively, for the year ended December 31, 2018. Provisions for credit losses recorded for lease receivables and loan receivables were $14 million and $2 million, respectively, for the year ended December 31, 2018.

The average recorded investment of impaired leases and loans for Americas, EMEA and Asia Pacific was $138 million, $55 million and $73 million, respectively, for the year ended December 31, 2018. Both interest income recognized, and interest income recognized on a cash basis on impaired leases and loans were immaterial for the year ended December 31, 2018.

($ in millions)

At December 31, 2017:	Americas	EMEA	Asia Pacific	Total
Recorded investment:
Lease receivables	$3,911	$1,349	$1,333	$6,593
Loan receivables	6,715	3,597	2,354	12,667

Ending balance	$10,626	$4,946	$3,687	$19,259

Recorded investment, collectively evaluated for impairment	$10,497	$4,889	$3,604	$18,990
Recorded investment, individually evaluated for impairment	$129	$57	$83	$269
Allowance for credit losses
Beginning balance at January 1, 2017
Lease receivables	$54	$4	$76	$133
Loan receivables	169	18	89	276

Total	$223	$22	$165	$410

Write-offs	(51)	(1)	(85)	(137)
Recoveries	1	1	0	2
Provision	(8)	29	(4)	16
Other*	7	11	6	24

Ending balance at December 31, 2017	$172	$61	$82	$314

Lease receivables	$63	$9	$31	$103
Loan receivables	$108	$52	$51	$211
Related allowance, collectively evaluated for impairment	$43	$15	$6	$64
Related allowance, individually evaluated for impairment	$128	$46	$76	$250

* Primarily represents translation adjustments.

Write-offs of lease receivables and loan receivables were $55 million and $82 million, respectively, for the year ended December 31, 2017. Provisions for credit losses recorded for lease receivables and loan receivables were $9 million and $7 million, respectively, for the year ended December 31, 2017.

The average recorded investment of impaired leases and loans for Americas, EMEA and Asia Pacific was $158 million, $33 million and $122 million, respectively, for the year ended December 31, 2017. Both interest income recognized, and interest income recognized on a cash basis on impaired leases and loans were immaterial for the year ended December 31, 2017.

When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For individually evaluated receivables, the company determines the expected cash flow for the receivable and calculates an estimate of the potential loss and the probability of loss. For those accounts in which the loss is probable, the company records a specific reserve. The company considers any receivable with an individually evaluated reserve as an impaired receivable.

In addition, the company records an unallocated reserve that is determined by applying a reserve rate to its different portfolios, excluding accounts that have been specifically reserved. This reserve rate is based upon credit rating, probability of default, term, characteristics (lease/loan) and loss history.

Past Due Financing Receivables

The company considers a client’s financing receivable balance past due when any installment is aged over 90 days. The following tables present summary information about the recorded investment in lease and loan financing receivables, including recorded investments aged over 90 days and still accruing, billed invoices aged over 90 days and recorded investment not accruing.

($ in millions)

			Recorded	Billed
	Total	Recorded	Investment	Invoices >90	Recorded
	Recorded	Investment	>90 Days and	Days and	Investment Not
At December 31, 2018:	Investment	>90 Day(1)	Accruing(1)	Accruing	Accruing(2)
Americas	$3,827	$310	$256	$19	$57
EMEA	1,341	25	9	1	16
Asia Pacific	1,152	49	27	3	24

Total lease receivables	$6,320	$385	$292	$24	$97

Americas	$6,817	$259	$166	$24	$99
EMEA	3,675	98	25	3	73
Asia Pacific	2,489	40	11	1	31

Total loan receivables	$12,981	$397	$202	$29	$203

Total	$19,301	$782	$494	$52	$300

(1) At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.

(2) Of the recorded investment not accruing, $249 million is individually evaluated for impairment with a related allowance of $219 million.

($ in millions)

			Recorded	Billed
	Total	Recorded	Investment	Invoices >90	Recorded
	Recorded	Investment	>90 Days and	Days and	Investment Not
At December 31, 2017:	Investment	>90 Days(1)	Accruing(1)	Accruing	Accruing(2) (3)
Americas	$3,911	$239	$197	$29	$44
EMEA	1,349	32	5	3	27
Asia Pacific	1,333	57	23	3	36

Total lease receivables	$6,593	$328	$225	$36	$107

Americas	$6,715	$345	$254	$38	$96
EMEA	3,597	90	17	0	74
Asia Pacific	2,354	63	12	3	54

Total loan receivables	$12,667	$498	$283	$41	$224

Total	$19,259	$825	$507	$77	$331

(1) At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.

(2) Of the recorded investment not accruing, $269 million is individually evaluated for impairment with a related allowance of $250 million.

(3) Recast to conform to current period presentation, which includes billed impaired amounts.

Credit Quality Indicators

The company’s credit quality indicators, which are based on rating agency data, publicly available information and information provided by customers, are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Moody’s Investors Service credit ratings as shown below. The company uses information provided by Moody’s, where available, as one of many inputs in its determination of customer credit ratings.

The following tables present the recorded investment net of allowance for credit losses for each class of receivables, by credit quality indicator, at December 31, 2018 and 2017. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators do not reflect mitigation actions that the company takes to transfer credit risk to third parties.

Lease Receivables

($ in millions)

At December 31, 2018:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$593	$45	$85
A1–A3	678	158	413
Baa1–Baa3	892	417	297
Ba1–Ba2	852	426	191
Ba3–B1	433	171	84
B2–B3	299	90	50
Caa–D	26	10	7

Total	$3,774	$1,319	$1,128

Loan Receivables

($ in millions)

At December 31, 2018:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$1,055	$125	$185
A1–A3	1,206	436	901
Baa1–Baa3	1,587	1,148	648
Ba1–Ba2	1,516	1,175	417
Ba3–B1	770	472	184
B2–B3	531	249	109
Caa–D	47	28	15

Total	$6,712	$3,633	$2,457

Lease Receivables

($ in millions)

At December 31, 2017:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$422	$49	$68
A1–A3	855	190	544
Baa1–Baa3	980	371	337
Ba1–Ba2	730	448	184
Ba3–B1	443	192	89
B2–B3	367	77	64
Caa–D	51	13	18

Total	$3,847	$1,340	$1,302

Loan Receivables

($ in millions)

At December 31, 2017:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$724	$129	$120
A1–A3	1,469	502	961
Baa1–Baa3	1,683	982	596
Ba1–Ba2	1,253	1,186	325
Ba3–B1	760	508	157
B2–B3	630	204	113
Caa–D	88	34	31

Total	$6,607	$3,545	$2,303

Troubled Debt Restructurings

The company did not have any significant troubled debt restructurings for the years ended December 31, 2018 and 2017.